Acquisition - Acquired Intangible Assets (Details) - Sector 42 Technologies, Inc and CubeWerx Inc $ in Thousands	Aug. 02, 2022 USD ($)
Acquired intangible assets
Fair value	$ 670
MARIADB CORPORATION AB [Member]
Acquired intangible assets
Fair value	$ 670
Customer Relationships
Acquired intangible assets
Estimated remaining useful lives (in years)	8 years
Fair value	$ 130
Customer Relationships | MARIADB CORPORATION AB [Member]
Acquired intangible assets
Estimated remaining useful lives (in years)	8 years
Fair value	$ 130
Developed Technology
Acquired intangible assets
Estimated remaining useful lives (in years)	5 years
Fair value	$ 470
Developed Technology | MARIADB CORPORATION AB [Member]
Acquired intangible assets
Estimated remaining useful lives (in years)	5 years
Fair value	$ 470
Trademarks
Acquired intangible assets
Estimated remaining useful lives (in years)	3 years
Fair value	$ 70
Trademarks | MARIADB CORPORATION AB [Member]
Acquired intangible assets
Estimated remaining useful lives (in years)	3 years
Fair value	$ 70